UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter:   December 31, 2003
                                         -------------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:           Pettyjohn Co
Address:        1925 Atherholt Road
                Lynchburg, VA  24501
                --------------------


Form 13F File Number: 28-05957
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John D. Doyle, Jr.
Title: President
Phone: 434-845-1266

Signature, Place, and Date of Signing:

John D. Doyle, Jr.              Lynchburg, VA                     01/13/04
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                   ----------------------

Form 13F Information Table Entry Total:       71
                                        ----------------------

Form 13F Information Table Value Total:       124,594
                                        ----------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Name of                       Title of               Value    Shrs or                 Investment Other      Voting Authority
Issuer                         Class      CUSIP    (x$1000)   Pm Amt  SH/PRN Put/Call Discretion Managers  Sole  Shared   None
------                         -----      -----    --------   ------- ------ -------- ---------- --------  ----  ------   ----
Abbott Labs                    common   002824100     3,356    72,021                      Sole           72,021
ADM                            common   039483102       433    28,431                      Sole           28,431
Agilent Technologies           common   00846U101       412    14,097                      Sole           14,097
Air Products & Chemicals       common   009158106     2,974    56,300                      Sole           56,300
Alcoa                          common   013817101     1,473    38,750                      Sole           38,750
Alltel                         common   020039103     1,680    36,068                      Sole           36,068
Altria Group                   common   02209S103       468     8,602                      Sole            8,602
Amgen                          common   031162100     1,472    23,914                      Sole           23,914
Anthem                         common   03674B104     1,628    21,706                      Sole           21,706
Bank of America                common   060505104     5,623    69,910                      Sole           69,910
Barnes & Noble                 common   067774109     1,155    35,175                      Sole           35,175
BB&T                           common   054937107     2,787    72,129                      Sole           72,129
BankNorth                      common   06646R107       372    11,450                      Sole           11,450
Bell South                     common   079860102       580    20,484                      Sole           20,484
Biomet                         common   090613100       769    21,350                      Sole           21,350
Boeing                         common   097023105     1,036    24,592                      Sole           24,592
BP Amoco                       common   055622104     2,169    43,955                      Sole           43,955
Bristol Myers Squibb           common   110122108       317    11,100                      Sole           11,100
Check Point Software           common   M22465104       354    21,150                      Sole           21,150
Chevron Texaco                 common   166764100     1,006    11,641                      Sole           11,641
Cisco Systems                  common   17275R102     1,741    71,710                      Sole           71,710
Citigroup Inc                  common   172967101     1,864    38,403                      Sole           38,403
Clorox                         common   189054109     1,191    24,525                      Sole           24,525
Coca-Cola                      common   191216100     1,271    25,039                      Sole           25,039
Conoco Phillips                common   20825C104       592     9,029                      Sole            9,029
Consolidated Edison            common   209115104       215     5,000                      Sole            5,000
CSX                            common   126408103       224     6,222                      Sole            6,222
Dell Computer                  common   247025109     2,381    70,175                      Sole           70,175
Dow Chemical Co                common   260543103       275     6,625                      Sole            6,625
DuPont                         common   263534109     1,462    31,866                      Sole           31,866
Exxon- Mobil                   common   30231G102     9,892   241,267                      Sole          241,267
Fedex                          common   31428X106     1,027    15,211                      Sole           15,211
Ford Motor                     common   345370860       164    10,270                      Sole           10,270
General Electric               common   369604103     9,381   302,802                      Sole          302,802
Gannett                        common   364730101     2,240    25,125                      Sole           25,125
General Mills                  common   370334104       361     7,975                      Sole            7,975
Gillette                       common   375766102       214     5,820                      Sole            5,820
Hewlet Packard                 common   428236103     1,732    75,400                      Sole           75,400
Home Depot                     common   437076102     1,305    36,768                      Sole           36,768
Honeywell                      common   438516106       251     7,500                      Sole            7,500
Intel                          common   458140100     1,773    55,227                      Sole           55,227
IBM                            common   459200101       486     5,246                      Sole            5,246
Jacobs Engineering             common   469814107     1,496    31,150                      Sole           31,150
Jefferson Pilot                common   475070108     5,596   110,475                      Sole          110,475
Johnson & Johnson              common   478160104     4,531    87,716                      Sole           87,716
Kimberly Clark                 common   494368103       728    12,325                      Sole           12,325
Laboratory Corp of America     common   50540R409       769    20,800                      Sole           20,800
Lowes			       common	548661107       469     8,475                      Sole            8,475
MBNA                           common   55262L100     1,375    55,328                      Sole           55,328
3M                             common   604059105     1,591    18,706                      Sole           18,706
Martin Marietta Materials      common   573284106       626    13,325                      Sole           13,325
Medtronic                      common   585055106       201     4,125                      Sole            4,125
Merck                          common   589331107       830    17,971                      Sole           17,971
National Fuel Gas              common   636180101       657    26,900                      Sole           26,900
Norfolk Southern               common   655844108     1,864    78,826                      Sole           78,826
Pepsi                          common   713448108     3,625    77,756                      Sole           77,756
Pfizer                         common   717081103     2,764    78,229                      Sole           78,229
Plum Creek Timber              common   729251108       947    31,100                      Sole           31,100
Procter & Gamble               common   742718109     6,090    60,973                      Sole           60,973
Royal Dutch                    common   780257804     1,090    20,800                      Sole           20,800
S & P 500 Technology Index     common   81369Y803       289    14,175                      Sole           14,175
S&P Financial Svc Index        common   81369Y605       243     8,650                      Sole            8,650
SBC Communications             common   78387G103     1,464    56,148                      Sole           56,148
Southern Capital 8.25% Pfd     Pfd      842542201       147    14,150                      Sole           14,150
SunTrust Bank                  common   867914103     2,087    29,188                      Sole           29,188
United Techologies             common   913017109     2,363    24,931                      Sole           24,931
Verizon                        common   92343V104     2,912    82,998                      Sole           82,998
Wachovia                       common   929771103     6,893   147,952                      Sole          147,952
Walgreen                       common   931422109     1,578    43,375                      Sole           43,375
Wells Fargo 6.95% Pfd          Pfd      94978B205       623    23,200                      Sole           23,200
Wyeth                          common   983024100       640    15,078                      Sole           15,078


                                                    124,594